GCAT 2021-NQM3 Trust ABS-15G

Exhibit 99.30

Account Number	Field ID	Original Field Value	Audit Value	Match
405804559	Property_Type	Condominium	Low Rise (4 or fewer stories)	FALSE
590913039	UW_FICO_Utilized	XXX	XXX	FALSE
748001903	Property_Type	2-4 Units	3 Family	FALSE
246872087	Property_Type	Condominium	Low Rise (4 or fewer stories)	FALSE
246872087	UW_FICO_Utilized	XXX	XXX	FALSE